Capital and Reserves	12 Months Ended
Jul. 31, 2021
Note 5 - Capital and Reserves
5.	CAPITAL AND RESERVES

(a)	Authorized share capital

At July 31, 2021 and July 31, 2020, the authorized share capital of the Company comprised an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

No preferred shares have been issued to date. All issued common shares are fully paid.

Shares issued during the year ended July 31, 2020

On December 6, 2019, the Company issued 1,800,000 shares (pre-forward split basis of 600,000 shares) valued at $126,000 to settle $2,905,882 of debt. The debt settlements resulted in a gain on settlement of debt of $2,779,882 (note 7(b) of the audited financial statements of the Company for the year ended July 31, 2020).

On March 26, 2020, the Company completed the private placement in one tranche of 13,636,365 common shares (pre-forward split basis of 4,545,455 common shares) on March 26, 2020, at a price of $0.04 (pre-forward split basis of $0.11) per unit for gross proceeds of $500,000. Each unit consisted of one common share and one warrant (the “Warrant”). Each Warrant entitles the holder to purchase one additional share at a price of $0.05 (pre-forward split basis of $0.15) for five years. In addition, at the request of the holder, and subject to certain conditions being met at the time of exercise of the Warrant, the shares to be issued may be designated as ‘flow through shares’. After issuance costs of $1,302, the Company raised net proceeds of $498,698.

On May 27, 2020, the Company completed the Share Split on the basis of two additional common shares for every common share outstanding prior to the Share Split.

Shares issued during the year ended July 31, 2021

On August 25, 2020, the Company issued 1,200,000 flow-through common shares on the exercise of warrants at a price of $0.05 for gross proceeds of $60,000.

On June 30, 2021, the Company issued 1,527,273 common shares on the exercise of warrants at a price of $0.05 for gross proceeds of $76,364.

On July 7, 2021, the Company issued 1,000,000 common shares valued at $210,000 to the vendor of Maestro Property for the acquisition of that mineral property interest (note 4(a)).

On July 16, 2021, the Company issued 2,000,000 flow-through common shares on the exercise of warrants at a price of $0.05 for gross proceeds of $100,000.

As at July 31, 2021, the amount of flow-through proceeds remaining to be expended is approximately $40,308, which must be incurred on or before December 31, 2022.

(b)	Warrants

On March 26, 2020, the Company, as part of the private placement, issued 13,636,365 warrants (pre- forward split basis of 4,545,455 warrants) valued at $nil.

The continuity of the warrants during the year ended July 31, 2021 is as follows:

	Number of warrants	Weighted average exercise price ($)
Balance July 31, 2019	-	$-
Granted	13,636,365	0.05
Balance July 31, 2020	13,636,365	$0.05
Exercised	(4,727,273)	0.05
Balance July 31, 2021	8,909,092	$0.05

The outstanding warrants at July 31, 2021 are as follows:

Expiry Date	Price per share	Warrants Outstanding
March 26, 2025	$0.05	8,909,092

(c)	Basic and Diluted Earnings (Loss)

	July 31, 2021	July 31, 2020
Weighted average common shares outstanding	26,873,243	15,959,818
Plus net incremental shares from assumed conversions:
Warrants	12,306,651	3,205,229
Diluted weighted average common shares outstanding	39,179,894	19,165,047

For the periods where the Company records earnings, the Company calculates diluted earnings per share using the basic weighted average number of shares. If the diluted weighted average number of shares was used, the result would be a reduction in the earnings, which would be anti-dilutive.